Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AB BOND FUNDS
-AB Income Fund
Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX);
Class Z (Ticker: ACGZX)
(the “Fund”)

Supplement dated February 5, 2026, to the Fund’s Prospectus and Summary Prospectus (the “Prospectuses”) dated January 31, 2026, as amended.
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At a meeting held on February 3‑4, 2026, AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”) recommended, and the Fund’s Board of Directors approved changes to the Fund’s principal investment strategies. These changes will be effective on or about April 6, 2026.
Changes in Principal Strategies
The disclosure under “Principal Strategies” will be deleted in its entirety and replaced with the following:
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in income-producing securities. The Fund also normally invests at least 65% of its total assets in investment grade fixed-income securities of various types.
The Fund normally invests at least 65% of its total assets in U.S. Dollar-denominated securities. The Fund may invest up to 35% of its net assets in below investment grade securities (commonly known as “junk bonds”). The Fund may invest no more than 25% of its total assets in securities of issuers in any one country other than the U.S. The Fund’s investments in foreign securities may include investments in securities of emerging market countries or of issuers in emerging markets.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risks and return characteristics as well as the securities’ impact on the overall risks and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings. The Fund may invest in fixed-income securities with any maturity or duration.
The Fund utilizes derivatives, such as options, futures contracts, forwards, and swaps to a significant extent, subject to the limits of applicable law. The Fund may, for example, use credit default, interest rate and total return swaps to establish exposure to the fixed-income markets or particular fixed-income securities. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may also enter into transactions such as reverse repurchase agreements that are similar to borrowings for investment purposes. The Fund’s use of derivatives may create aggregate exposure that is substantially in excess of its net assets, effectively leveraging the Fund.
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AB Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AB BOND FUNDS
-AB Income Fund
Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX);
Class Z (Ticker: ACGZX)
(the “Fund”)

Supplement dated February 5, 2026, to the Fund’s Prospectus and Summary Prospectus (the “Prospectuses”) dated January 31, 2026, as amended.
*  *  *  *  *
At a meeting held on February 3‑4, 2026, AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”) recommended, and the Fund’s Board of Directors approved changes to the Fund’s principal investment strategies. These changes will be effective on or about April 6, 2026.
Changes in Principal Strategies
The disclosure under “Principal Strategies” will be deleted in its entirety and replaced with the following:
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in income-producing securities. The Fund also normally invests at least 65% of its total assets in investment grade fixed-income securities of various types.
The Fund normally invests at least 65% of its total assets in U.S. Dollar-denominated securities. The Fund may invest up to 35% of its net assets in below investment grade securities (commonly known as “junk bonds”). The Fund may invest no more than 25% of its total assets in securities of issuers in any one country other than the U.S. The Fund’s investments in foreign securities may include investments in securities of emerging market countries or of issuers in emerging markets.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risks and return characteristics as well as the securities’ impact on the overall risks and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings. The Fund may invest in fixed-income securities with any maturity or duration.
The Fund utilizes derivatives, such as options, futures contracts, forwards, and swaps to a significant extent, subject to the limits of applicable law. The Fund may, for example, use credit default, interest rate and total return swaps to establish exposure to the fixed-income markets or particular fixed-income securities. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may also enter into transactions such as reverse repurchase agreements that are similar to borrowings for investment purposes. The Fund’s use of derivatives may create aggregate exposure that is substantially in excess of its net assets, effectively leveraging the Fund.
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